Organization and Business Description	12 Months Ended
Sep. 30, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Universe Pharmaceuticals INC (“Universe INC” or the “Company”) was incorporated under the laws of the Cayman Islands on December 11, 2019 as an exempted company with limited liability.

Universe INC owns 100% equity interest of Universe Pharmaceuticals (International) Group (“Universe HK”), an entity incorporated on May 21, 2014 in accordance with the laws and regulations in Hong Kong.

Jiangxi Universe Pharmaceuticals Technology Co., Ltd. (“Universe Technology”) was formed on April 8, 2019, as a wholly foreign-owned enterprise (“WFOE”) in the People’s Republic of China (the “PRC” or “China”).

Universe INC, Universe HK and Universe Technology are currently not engaging in any active business operations and are merely acting as holding companies.

Jiangxi Universe Pharmaceuticals Co., Ltd. (“Jiangxi Universe”) was incorporated on March 2, 1998 in accordance with PRC laws and is engaged in the research and development and manufacturing of modernized traditional Chinese medicines. Jiangxi Universe owns 100% of the equity interests of Jiangxi Universe Pharmaceuticals Commercial Trade Co., Ltd. (“Universe Trade”), which was incorporated on March 10, 2010 for the purposes of handling the sales and distribution of the pharmaceutical products manufactured by Jiangxi Universe.

Reorganization

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on December 11, 2019. The Reorganization involved the incorporation of Universe INC and Universe Technology, and the transfer of 100% of the equity interests of Jiangxi Universe to Universe Technology. Consequently, Universe INC, through its subsidiary Universe HK, directly controls Universe Technology and Jiangxi Universe, and became the ultimate holding company of all other entities mentioned above.

The Reorganization has been accounted for as a recapitalization among entities under common control, since the same controlling shareholders controlled all these entities before and after the Reorganization. Results of operations for the periods presented eliminate the effects of intra-entity transactions.

On March 25, 2021, the Company closed its initial public offering (the “IPO”) of 5,000,000 ordinary shares, par value $0.003125 per share at a public offering price of $5.00 per share. On March 29, 2021, the underwriter exercised in full its over-allotment option to purchase an additional 750,000 ordinary shares. The closing for the sale of the over-allotment shares took place on September 30, 2021. Gross proceeds from the IPO totaled $28.75 million. Net proceeds of the IPO, including over-allotment shares, were approximately $25.6 million. In connection with the IPO, the Company’s ordinary shares began trading on the Nasdaq Global Market under the symbol “UPC” on March 23, 2021.

On May 12, 2021, through the Company’s PRC subsidiary, Jiangxi Universe, the Company established an indirect wholly controlled subsidiary, Guangzhou Universe Hanhe Medical Research Co., Ltd. (“Universe Hanhe”) in Guangzhou City, China, for the business purpose of conducting research and development of new pharmaceutical products in order to diversify the Company’s product offerings. As of September 30, 2025 and as of the date of this report, Universe Hanhe has no active business operations.

On July 3, 2023, the Company held an annual general meeting of shareholders at which shareholders, among other things, resolved:

(a)	with immediate effect, to increase the Company’s authorized share capital from US$312,500 divided into 90,000,000 ordinary shares of par value US$0.003125 each and 10,000,000 preferred shares of par value US$0.003125 each, to US$3,125,000 divided into 900,000,000 ordinary shares of par value US$0.003125 each and 100,000,000 preferred shares of par value US$0.003125 each;

(b)	that, conditional upon the approval of the board of directors of the Company in its sole discretion, with effect as of the date the board of directors of the Company may determine, the authorized, issued and outstanding shares of the Company be consolidated by consolidating each 10 shares of the Company, or such lesser whole share amount as the board of directors may determine in its sole discretion, such amount not to be less than 2, into 1 share of the Company, with such consolidated shares having the same rights and being subject to the same restrictions (save as to nominal value) as the then existing shares of par value US$0.003125 each in the capital of the Company (the “2023 Share Consolidation”); and

(c)	that, upon the effectiveness of the 2023 Share Consolidation, the Company adopt amended and restated articles of association, in substantially the form set out in Annex B in the proxy statement dated May 24, 2023, in substitution for and to the exclusion of, the memorandum of association of the Company in effect immediately prior to effectiveness of the Share Consolidation.

The board of directors of the Company resolved to effect the 2023 Share Consolidation on July 27, 2023 with the authorized, issued and outstanding shares to be consolidated on a six (6) for one (1) ratio, which had the effect of reducing the number of: (a) authorized ordinary shares from 900,000,000 ordinary shares with a par value of US$0.003125 per share to 150,000,000 ordinary shares with a par value of US$0.01875 per share; (b) issued and outstanding ordinary shares from 21,750,000 ordinary shares with a par value of US$0.003125 per share to 3,625,000 ordinary shares with a par value of US$0.01875 per share; and (c) authorized preferred shares from 100,000,000 preferred shares with a par value of US$0.003125 per share to 16,666,666.6666 preferred shares with a par value of US$0.01875 per share.

On July 15, 2024, the Company closed its self-underwritten public offering of 20,000,000 ordinary shares, par value $0.01875 per share. The ordinary shares were priced at $1.25 per share. The Company raised a total of $25 million through that offering, before deducting offering-related expenses, and net proceeds of $24.625 million.

On September 27, 2024, the Company held an annual general meeting of shareholders at which shareholders, among other things, resolved:

(a)	with immediate effect, to increase the Company’s authorized share capital from US$3,125,000 divided into 150,000,000 ordinary shares of par value US$0.01875 each and 16,666,666.6666 preferred shares of par value US$0.01875 each, to US$140,625,000 divided into 6,750,000,000 ordinary shares of par value US$0.01875 each and 750,000,000 preferred shares of par value US$0.01875 each (the “Authorized Share Capital Increase”);

(b)	that, subject to and immediately following the Authorized Share Capital Increase being effected, the Company adopt an amended and restated memorandum of association in substitution for, and to the exclusion of, the Company’s existing memorandum of association, to reflect the Authorized Share Capital Increase; and

(c)	that, conditional upon the approval of the board of directors of the Company in its sole discretion, with effect as of the date the board of directors of the Company may determine, the authorized, issued, and outstanding shares of the Company (collectively, the “Shares”) be consolidated by consolidating each 15 Shares of the Company, or such lesser whole share amount as the Company’s board of directors may determine in its sole discretion, such amount not to be less than 2, into 1 Share of the Company, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to nominal value) as the existing Shares of such class as set out in the Company’s memorandum and articles of association (the “2024 Share Consolidation”).

On November 12, 2024, the Company effected a share consolidation of 15 ordinary shares with par value of US$0.01875 per share each in the Company’s issued and unissued share capital into one (1) ordinary share with par value of US$0.28125. All fractional shares were rounded up to the whole number of shares (the “2024 Share Consolidation”). Immediately following the 2024 Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 450,000,000 ordinary shares, par value US$0.28125 per share and 50,000,000 preferred shares, par value US$0.28125 per share.

On March 24, 2025, the Company effected a share consolidation of 40 ordinary shares with par value of US$0.28125 per share each in the Company’s issued and unissued share capital into one ordinary share with par value of US$11.25. All fractional shares were rounded up to the whole number of shares (the “2025 Share Consolidation”). Immediately following the 2025 Share Consolidation, the authorized share capital of the Company was US$140,625,000 divided into 11,250,000 ordinary shares, par value US$11.25 per share and 1,250,000 preferred shares, par value US$11.25 per share.

On September 3, 2025, the Company held an annual general meeting of shareholders at which shareholders, resolved as a special resolution that, subject to and conditional upon, amongst other things: (i) approval from the Grand Court of the Cayman Islands (the “Court”) of the Capital Reduction (as defined below); (ii) registration by the Registrar of Companies of the Cayman Islands of the order of the Court confirming the Capital Reduction and the minute approved by the Court containing the particulars required under the Companies Act (Revised) (the “Act”) in respect of the Capital Reduction and compliance with any conditions the Court may impose; (iii) compliance with the relevant procedures and requirements under the applicable laws of the Cayman Islands to effect the Capital Reduction; and (iv) obtaining of all necessary approvals from the regulatory authorities or otherwise as may be required in respect of the Capital Reduction, with effect from the date on which these conditions are fulfilled:

a)	the par value of each issued Ordinary Share of par value US$11.25 each in the share capital of the Company be reduced to par value US$0.00001 each (the “Capital Reduction”) by cancelling the paid-up capital to the extent of US$11.24999 on each of the then issued Ordinary Shares of par value US$11.25 each;

b)	the credit arising from the Capital Reduction be transferred to a distributable reserve account of the Company which may be utilized by the Company as the board of directors of the Company may deem fit and as permitted under the Act, the amended and restated memorandum of association adopted by special resolution passed on 1 March 2025 and unanimous written director resolutions passed on 20 February 2025 and made effective on 17 March 2025 (the “Existing Memorandum”), the second amended and restated articles of association of the Company adopted by special resolution passed on 23 September 2022 (the “Existing Articles”), and all relevant applicable laws, including, without limitation, eliminating or setting off any accumulated losses of the Company (if any) from time to time;
c)	immediately following the Capital Reduction, pursuant to section 13 of the Act and article 8.1(d) of the Existing Articles, each of the authorized but unissued Ordinary Shares of par value US$11.25 each be sub-divided into 1,125,000 ordinary shares of par value US$0.00001 each (the “Sub-division”);

d)	immediately following the Capital Reduction and the Sub-division, the authorized share capital of the Company be altered by the cancellation of: (i) the 1,250,000 unissued Preferred Shares of par value US$11.25 each; and (ii) 12,020,495,313,338 of the unissued ordinary shares of par value US$0.00001 each, such that the authorized share capital is altered:

from US$134,287,453.13338 divided into: (i) 12,022,495,313,338 ordinary shares of par value US$0.00001 each; and (ii) 1,250,000 Preferred Shares of par value US$11.25 each;

to US$20,000 divided into 2,000,000,000 ordinary shares of par value US$0.00001 each

(the “Capital Alteration”);

e)	immediately following the Capital Alteration:

a.	the authorized and issued share capital of the Company be divided into two separate classes as follows:

i.	US$18,000 divided into 1,800,000,000 class A ordinary shares of par value US$0.00001 each (the “Class A Ordinary Shares”); and

ii.	US$2,000 divided into 200,000,000 class B ordinary shares of par value US$0.00001 each (the “Class B Ordinary Shares” and, together with the Class A Ordinary Shares, the “New Share Classes”),

it being noted that the terms of, and rights attaching to the New Share Classes will be materially identical to the existing ordinary shares of par value US$0.00001 each in the capital of the Company save that the Class B Ordinary Shares: (i) shall have 100 times the voting rights per share of Class A Ordinary Shares; and (ii) shall be convertible into Class A Ordinary Shares;

b.	the issued shares in the Company outstanding following the Capital Alteration be re-designated, as follows:

i.	the 559,868 ordinary shares of par value US$0.00001 each held by Cede & Co be re-designated as 559,868 Class A Ordinary Shares;

ii.	the 1 ordinary share of par value US$0.00001 held by Christopher Lin be re-designated as 1 Class A Ordinary Share;

iii.	the 1 ordinary share of par value US$0.00001 held by Michael Olson be re-designated as 1 Class A Ordinary Share;

iv.	the 1 ordinary share of par value US$0.00001 held by Daniel J Sleiman be re-designated as 1 Class A Ordinary Share; and

v.	the 3,467 ordinary shares of par value US$0.00001 each held by Sununion Holding Group Limited be re-designated as 3,467 Class B Ordinary Shares,

(steps (a) to (e) (inclusive) above shall be collectively referred to as the “Capital Reorganization”),

f)	any one or more of the directors of the Company be and is/are hereby authorized to do all such acts and things and execute all such documents, which are in connection with and/or ancillary to the Capital Reorganization and any of the foregoing steps and of administrative nature, on behalf of the Company, including under seal where applicable, as they consider necessary, desirable or expedient to give effect to the foregoing arrangements for the Capital Reorganization and (where applicable) to aggregate all fractional Class A Ordinary Shares and/or Class B Ordinary Shares and sell them for the benefit of the Company.”

On January 16, 2026, the Company received an order (the “Order”) from the Court approving the Capital Reduction. As of the date of this annual report, the Company is still in the process of registering the Order with the Registrar of Companies of the Cayman Islands and completing other necessary procedures in respect of the Capital Reduction. Accordingly, the conditions of the Capital Reorganization have not been fully met and the Capital Reorganization has not taken effect.

Details of the subsidiaries of the Company as of September 30, 2025 are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Universe INC	December 11, 2019	Cayman Islands	Parent, 100%	Investment holding

Universe HK	May 21, 2014	Hong Kong	100%	Investment holding

Universe Technology	April 18, 2019	PRC	100%	WFOE, Investment holding

Jiangxi Universe	March 2, 1998	PRC	100%	Research and development and manufacturing of modernized traditional Chinese medicines

Universe Trade	March 10, 2010	PRC	100%	Sales of modernized traditional Chinese medicines

Universe Hanhe	May 12, 2021	PRC	100%	Research and development of new pharmaceutical products

The Company, through its wholly-owned subsidiaries, is primarily engaged in the development, manufacturing and sale of traditional Chinese medicines derivatives (“TCMD”) products targeted to the elderly to address their physical conditions in the aging process and to promote their general well-being. In addition, the Company also sells biochemical drugs, medical instruments, traditional Chinese medicine pieces products and dietary supplements (collectively, “third-party products”). All of these TCMD and third-party products are currently sold to customers including pharmaceutical companies, hospitals, clinics and drugstore chains throughout China.